TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	$ 46,560	$ 40,977
Other payables	10,660	10,766
Trade and other payables	$ 57,220	$ 51,743